Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
ZZ Joint Venture [Member] | Subsequent Event [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	9.00%
ZZ Joint Venture [Member]
Assets, Noncurrent			$ 11,000,000	$ 32,000,000
Impairment of Long-Lived Assets Held-for-use			20,900,000
Yima Joint Venture [Member] | Yima [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		75.00%
Yima Joint Venture [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		25.00%
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 26,200,000	34,800,000
Fair Value Inputs, Discount for Lack of Marketability		20.00%
Fair Value Inputs, Discount Rate		11.25%
TSEC Joint Venture [Member] | TST [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		65.00%
TSEC Joint Venture [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 0
Yima Joint Venture [Member]
Cost-method Investments, Other than Temporary Impairment		8,600,000
Cost Method Investments		26,200,000	34,800,000
Allowance for Doubtful Accounts Receivable		0	0
Impairment of Long-Lived Assets Held-for-use		8,613,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures		$ 26,201,000	$ 34,815,000
Variable Interest Entity Determination Time Period for Evaluating Profit Distribution		20 years
Variable Interest Entity Determination Time Period for Expected Negative Variability		20 years
Variable Interest Entity Intitial Profit Loss Allocation Percent		95.00%
Variable Interest Entity Comparable Time Period for Profit Allocation		30 years
Variable Interest Entity Profit Loss Reduction for Comparable Period Percentage		10.00%